Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Operating costs	$ 702,476	$ 144,337	$ 1,279,291	$ 386,675
Reimbursement of due diligence expenses			(139,430)
Loss from operations	(702,476)	(144,337)	(1,139,861)	(386,675)
Other income:
Interest income	319	418,597	556,030	2,136,694
Change in fair value of warrant liability	(770,250)
Unrealized (loss) gain on marketable securities held in Trust Account		58,919	142	12,428
Other income, net	(769,931)	477,516	556,172	2,149,122
Net income (loss)	$ (1,472,407)	$ 333,179	$ (583,689)	$ 1,762,447
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	3,273,835	3,550,450	3,592,787	3,446,449
Basic and diluted net loss per share, Non-redeemable ordinary shares	$ (0.45)	$ (0.03)	$ (0.17)	$ (0.09)
Basic and diluted weighted average shares outstanding, Ordinary shares subject to possible redemption	1,143,358	10,344,550
Basic and diluted net loss per share, Ordinary shares subject to possible redemption	$ 0.00	$ 0.04